Derivative Instruments and Hedging Activity (Details) (USD $)	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended															0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended		6 Months Ended		0 Months Ended		6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2013 Commodity derivative contracts	Dec. 31, 2013 Commodity derivative contracts	Dec. 31, 2013 Commodity derivative contracts Natural gas derivatives Call Option 2013	Dec. 31, 2013 Commodity derivative contracts Natural gas derivatives Call Option 2014 MMBTU	Dec. 31, 2013 Commodity derivative contracts Natural gas derivatives Call Option 2015 MMBTU	Dec. 31, 2013 Commodity derivative contracts Natural gas derivatives Call Option 2016 MMBTU	Dec. 31, 2013 Commodity derivative contracts Natural gas derivatives Call Option 2017 MMBTU	Dec. 31, 2013 Commodity derivative contracts Natural gas derivatives Call Option 2018 MMBTU	Dec. 31, 2013 Commodity derivative contracts Crude oil derivatives Float Price Swap 2014 bbl	Dec. 31, 2013 Commodity derivative contracts Crude oil derivatives Float Price Swap 2015 bbl	Dec. 31, 2013 Commodity derivative contracts Crude oil derivatives Float Price Swap 2016 bbl	Dec. 31, 2013 Commodity derivative contracts Crude oil derivatives Call Option 2014 bbl	Dec. 31, 2013 Commodity derivative contracts Crude oil derivatives Call Option 2015 bbl	Dec. 31, 2013 Commodity derivative contracts Crude oil derivatives Call Option 2016 bbl	Dec. 31, 2013 Commodity derivative contracts Crude oil derivatives Call Option 2017 bbl	Dec. 31, 2013 Commodity derivative contracts Crude oil derivatives Call Option 2018 bbl	Oct. 02, 2013 Cubic Asset Call Option Short	Dec. 31, 2013 Cubic Asset Call Option Short	Oct. 02, 2013 Cubic Asset Natural gas derivatives Call Option Short MMBTU	Dec. 31, 2013 Cubic Asset Natural gas derivatives Call Option Short Mcf	Oct. 02, 2013 Cubic Asset Natural gas derivatives Call Option Short Minimum	Oct. 02, 2013 Cubic Asset Natural gas derivatives Call Option Short Maximum	Dec. 31, 2013 Cubic Asset Natural gas derivatives Call Option 2013 Short	Dec. 31, 2013 Cubic Asset Natural gas derivatives Call Option 2014 Short	Oct. 02, 2013 Cubic Asset Crude oil derivatives Float Price Swap Short bbl	Oct. 02, 2013 Cubic Asset Crude oil derivatives Call Option Short bbl	Dec. 31, 2013 Cubic Asset Crude oil derivatives Call Option Short bbl	Oct. 02, 2013 Cubic Asset Crude oil derivatives Call Option Short Minimum	Dec. 31, 2013 Cubic Asset Crude oil derivatives Call Option Short Minimum	Oct. 02, 2013 Cubic Asset Crude oil derivatives Call Option Short Maximum	Dec. 31, 2013 Cubic Asset Crude oil derivatives Call Option Short Maximum
Derivative instruments and hedging activity
Upfront payment at closing for hedging transaction		$ (35,091,536)																	$ 35,000,000	$ 35,000,000
Average Daily Volume (In MMcf/BBls)						10,000	15,000	20,000	25,000	25,000
Average Daily Volume (In MMcf/BBls)											23	15	8	289	312	361	328	218
Total of Notional Volume(In MMcf/BBls)						9,733,236	10,696,392	11,056,752	11,184,600	8,252,340											51,300,000
Total of Notional Volume (In MMcf/BBls)											8,268	5,532	2,900	105,624	113,952	131,796	119,868	79,452				51,300,000					18,000	556,000	556,000
Unrealized losses	(6,913,622)	(6,913,622)
Strike Price (in dollars per share)					3.65	3.90	3.70	3.65	3.55	3.45	92.00	92.00	92.00	90.00	80.00	80.00	80.00	80.00					3.45	3.90	3.65	3.90	92			80	80	90	90
Net loss			$ 6,913,622	$ 6,913,622